Consolidated statement of financial position - EUR (€) € in Millions	Mar. 31, 2026	Mar. 31, 2025
Non-current assets
Goodwill	€ 21,918	€ 20,514
Other intangible assets	14,359	12,924
Property, plant and equipment	34,193	30,712
Investments in associates and joint ventures	6,492	6,892
Other investments	2,087	3,153
Deferred tax assets	18,068	19,033
Post employment benefits	288	242
Trade and other receivables	5,221	6,431
Total non-current assets	102,626	99,901
Current assets
Inventory	596	617
Taxation recoverable	186	174
Trade and other receivables	10,584	9,404
Other investments	6,770	7,424
Cash and cash equivalents	8,982	11,001
Total current assets	27,118	28,620
Assets held for sale	174	0
Total assets	129,918	128,521
Equity
Called up share capital	3,950	4,319
Additional paid-in capital	150,312	149,834
Treasury shares	(6,704)	(6,791)
Accumulated losses	(126,532)	(123,503)
Accumulated other comprehensive income	29,607	28,886
Total attributable to owners of the parent	50,633	52,745
Non-controlling interests	3,732	1,171
Total equity	54,365	53,916
Non-current liabilities
Borrowings	45,506	46,096
Share of net liabilities in associates and joint ventures	102	96
Deferred tax liabilities	1,043	798
Post employment benefits	206	187
Provisions	1,261	1,430
Non-debt liabilities in respect of written put options	107	97
Trade and other payables	3,333	3,147
Total non-current liabilities	51,558	51,851
Current liabilities
Borrowings	7,130	7,047
Taxation liabilities	555	578
Provisions	731	1,066
Trade and other payables	15,579	14,063
Total current liabilities	23,995	22,754
Total equity and liabilities	€ 129,918	€ 128,521